Expense Example	Oct. 22, 2025 USD ($)
Roundhill Investment Grade Bond WeeklyPay™ ETF | Roundhill Investment Grade Bond WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Roundhill Dow 30 WeeklyPay™ ETF | Roundhill Dow 30 WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Emerging Markets WeeklyPay™ ETF | Roundhill Emerging Markets WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Developed Markets WeeklyPay™ ETF | Roundhill Developed Markets WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Ether WeeklyPay™ ETF | Roundhill Ether WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Gold WeeklyPay™ ETF | Roundhill Gold WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill High Yield Bond WeeklyPay™ ETF | Roundhill High Yield Bond WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Bitcoin WeeklyPay™ ETF | Roundhill Bitcoin WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Russell 2000 WeeklyPay™ ETF | Roundhill Russell 2000 WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Innovation-100 WeeklyPay™ ETF | Roundhill Innovation-100 WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Semiconductor WeeklyPay™ ETF | Roundhill Semiconductor WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill S&P 500® WeeklyPay™ ETF | Roundhill S&P 500® WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Treasury Bond WeeklyPay™ ETF | Roundhill Treasury Bond WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Gold Miners WeeklyPay™ ETF | Roundhill Gold Miners WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 315